Transition To IFRS - Summary of adjustment made up of derecognition of advances for systems purchased (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of other financial assets [line items]
Derecognition of Advances for Systems Purchased	$ 2,824,769	$ 3,738,130	$ 3,019,668
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of other financial assets [line items]
Derecognition of Advances for Systems Purchased		(381,029)	(573,500)
Derecognition of advances for systems purchased [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of other financial assets [line items]
Derecognition of Advances for Systems Purchased		(659,590)	(955,579)
Miscellaneous assets [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of other financial assets [line items]
Derecognition of Advances for Systems Purchased		$ 278,561	$ 382,079